INTEREST INCOME (Details 1) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	$ (719,850)	$ (799,636)	$ (749,727)
Hedged Of Interest [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	(617,200)	(644,540)	(572,027)
Hedged Of Inflation Adjustments [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	(102,650)	(155,096)	(177,700)
Demand Deposits [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	(14,546)	(17,046)	(15,218)
Demand Deposits [Member] | Hedged Of Interest [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	(13,851)	(16,003)	(13,875)
Demand Deposits [Member] | Hedged Of Inflation Adjustments [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	(695)	1,043	(1,343)
Repurchase Agreements [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	(6,514)	(2,822)	(6,893)
Repurchase Agreements [Member] | Hedged Of Interest [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	(6,514)	(2,822)	(6,893)
Repurchase Agreements [Member] | Hedged Of Inflation Adjustments [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting
Time Deposits And Liabilities [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	(362,330)	(438,666)	(393,544)
Time Deposits And Liabilities [Member] | Hedged Of Interest [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	(341,821)	(399,720)	(346,174)
Time Deposits And Liabilities [Member] | Hedged Of Inflation Adjustments [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	(20,509)	(38,946)	(47,370)
Interbank Loan [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	(26,805)	(19,803)	(15,000)
Interbank Loan [Member] | Hedged Of Interest [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	(26,805)	(19,803)	(14,998)
Interbank Loan [Member] | Hedged Of Inflation Adjustments [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting			(2)
Issued Debt Instruments [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	(296,197)	(303,425)	(296,590)
Issued Debt Instruments [Member] | Hedged Of Interest [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	(220,027)	(197,973)	(183,561)
Issued Debt Instruments [Member] | Hedged Of Inflation Adjustments [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	(76,170)	(105,452)	(113,029)
Other financial liabilities [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	(3,249)	(3,789)	(4,250)
Other financial liabilities [Member] | Hedged Of Interest [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	(2,946)	(3,008)	(3,070)
Other financial liabilities [Member] | Hedged Of Inflation Adjustments [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	(303)	(781)	(1,180)
Other Interest Expense [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	(10,209)	(14,085)	(18,232)
Other Interest Expense [Member] | Hedged Of Interest [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	(5,236)	(5,211)	(3,456)
Other Interest Expense [Member] | Hedged Of Inflation Adjustments [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	$ (4,973)	$ (8,874)	$ (14,776)